Document And Entity Information	12 Months Ended
Dec. 31, 2024 shares
Document Information Line Items
Entity Central Index Key	0002025218
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	333-283248
Entity Registrant Name	DELIXY HOLDINGS LIMITED
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	883 North Bridge Road
Entity Address, Address Line Two	#04-01
Entity Address, City or Town	Southbank
Entity Address, Country	SG
Entity Address, Postal Zip Code	198785
Title of 12(b) Security	Ordinary shares, par value US$0.000005 per share
Trading Symbol	DLXY
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	15,000,000
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Entity Shell Company	false
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Delixy Holdings Limited and Subsidiaries (collectively referred to as the “Company”) as of December 31, 2023 and 2024, the related consolidated statements of income and comprehensive income, changes in shareholders’ equity and cash flows for each of the three years in the period ended December 31, 2024 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial positions of the Company as of December 31, 2023 and 2024, and the results of its income and its cash flows for each of the three years in the period ended December 31, 2024, in conformity with accounting principles generally accepted in the United States of America.

Auditor Name	s/ Onestop Assurance PAC
Auditor Firm ID	6732
Auditor Location	Singapore
Amendment Flag	false
Document Fiscal Period Focus	FY
Business Contact
Document Information Line Items
Entity Address, Address Line One	883 North Bridge Road
Entity Address, Address Line Two	#04-01
Entity Address, City or Town	Southbank
Entity Address, Country	SG
Entity Address, Postal Zip Code	198785
Contact Personnel Name	Xie Dongjian
City Area Code	+65
Local Phone Number	6291 3184